Fair value of financial instruments - Disclosure of detailed information about changes in fair value of level 3 investments (Details) - Level 3 [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets [line items]
Balance - January 1	$ 6,883	$ 19,862
Transfer of common shares from level 3 to level 1	0	(2,266)
Disposal	0	(3,698)
Foreign exchange revaluation impact	(551)	393
Balance - December 31	6,675	6,883
Warrants expired [Member]
Disclosure of fair value measurement of assets [line items]
Change in fair value	4	(417)
Investments held at the end of the period [Member]
Disclosure of fair value measurement of assets [line items]
Change in fair value	$ 339	$ (6,991)